REVENUE - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	$ 64.2
Remaining performance obligations, period	7 years
Not later than one year [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	$ 12.6